Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Preferred shares, shares outstanding	64,061	65,286
Common shares, shares outstanding	117,026,076	116,279,534